Investment Strategy - Convergence Long/Short Equity Fund	Mar. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in long and short positions in equity securities of domestic companies. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 50% to 100% of the Fund’s net assets. Under normal market conditions, the
Fund’s long positions may range from approximately 90% to 150% of the Fund’s net assets and its short positions may range from approximately 20% to 70% of the Fund’s net assets.

In making investment decisions for the Fund, the Adviser utilizes a proprietary stock ranking process. This stock ranking process is based on the philosophy that fundamentally sound companies are rewarded while fundamentally inferior companies are punished. Additionally, this process was designed to capture the best attributes of both quantitative and fundamental methods. Unlike traditional fundamental stock picking, quantitative management allows for broader coverage and increased data utilization. The Adviser seeks to maximize return while minimizing the risk assumed by the Fund through a stock ranking process that measures what market participants are rewarding or punishing. The Adviser systematically measures both current factor exposures for company stocks and the market’s factor preferences and tilts the Fund’s investment portfolio towards stocks that are ranked highly by the Adviser from a fundamental perspective. The factors the Adviser evaluates as part of its stock ranking process include, but are not limited to, valuation, growth, momentum, and quality.

•Valuation factors help to identify stocks that appear inexpensive relative to other companies based on fundamental measures. The Adviser evaluates valuation factors such as price-to-value ratios, earnings, enterprise value, cash flow, revenues, and yield.
•Growth factors seek to identify stocks that exhibit signs of higher-than-average growth metrics. The Adviser evaluates growth factors such as the growth rates in company earnings, revenue, and cash flow, in addition to assessing the rate of change of these growth rates.
•Momentum factors quantify trends in both price and fundamentals. The Adviser evaluates momentum factors such as the strength and duration of stock price movements, as well as fundamental trends in a company’s cash flow, earnings, and sales.
•Quality factors differentiate companies based on a variety of corporate health and stability measures. The Adviser evaluates quality factors such as the stability of a company’s earnings and cash flow, the strength of the balance sheet, and profit margins.
The Adviser aggregates similar measures into factors and each measure is equally weighted. The Adviser’s buy and sell decisions are primarily driven by this investment process. Applying these indicators, the Adviser takes long or short positions in stocks that it believes are favorably ranked.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in long and short positions in equity securities of domestic companies.